Organization and principal activities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Net revenues	$ 47,545,611	$ 94,754,722	$ 184,710,880
Net income (loss)	(40,158,654)	(44,328,912)	(39,895,878)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net revenues	18,469,195	44,907,449	137,947,971
Net income (loss)	$ (9,920,207)	$ (8,282,712)	$ 18,873,242